Taxation (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Ifrs Statements [LineItems]
Applicable tax rate	12.50%
Defence Contribution Rate	30.00%
Defence Contribution Rate for Dividends Received from Abroad	17.00%
Income Tax Expense Continuing Operations Flow Research S.L			$ 18,000
Interest income	$ 0	$ 7,000	12,000
Income tax expense	1,127,000	862,000	7,000
Nexters Global
Ifrs Statements [LineItems]
Income tax expense	1,016,000	$ 844,000
Nexters Online LLC
Ifrs Statements [LineItems]
Income tax expense	56,000
Nexters Studio LLC
Ifrs Statements [LineItems]
Income tax expense	$ 55,000
Flow Research S.L.
Ifrs Statements [LineItems]
Income Tax Expense Continuing Operations Flow Research S.L			$ 7,000